FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03455

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: North Carolina Capital Management Trust (The)

Fund Name: NCCMT: Cash Portfolio

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: JUNE 30

DATE OF REPORTING PERIOD: 06/30/2005

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

North Carolina Capital Management Trust (The)

BY:  /s/ CHRISTINE REYNOLDS
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CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 08/11/2005 09:01:29 AM

EXHIBIT A

VOTE SUMMARY REPORT
NCCMT: Cash Portfolio
07/01/2004 - 06/30/2005

There is no proxy voting activity for the fund because the fund did not hold any voting securities during the reporting period.